Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Gross deferred tax assets:
Net operating loss carryforward	$ 1,264,000	$ 1,997,000
Total deferred tax assets	1,264,000	1,997,000
Less: valuation allowance	(1,264,000)	(1,997,000)
Deferred tax asset - net